Equity - Summary of Equity Attributable to Non-controlling Interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non Controlling Interests [Line Items]
Profit (loss) for the year attributable to Non-controlling interests	€ 259	€ 166	€ 158
Non-controlling interests [member]
Disclosure of Non Controlling Interests [Line Items]
IFRS 9 and IFRS 15 Adoption	(5)
Profit (loss) for the year attributable to Non-controlling interests	259	166
Group Company dividends paid to non-controlling shareholders	(115)	(64)
Changes in the Reserve for exchange differences on translating foreign operations	(169)	(236)
Other changes	23	14
Change for the year in Equity attributable to Non-Controlling interests	€ (7)	€ (120)